SCHEDULE OF MARKETING AND SALES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Marketing And Sales
Payroll and related expenses	$ 1,318	$ 1,273	$ 833
Exhibitions, conventions and travel expenses	302	42	175
Consultants	558	394	178
Other	52	139	82
Total marketing and sales	$ 2,230	$ 1,848	$ 1,268